AMERITAS LIFE INSURANCE CORP. ("AMERITAS")
                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                              ("Separate Accounts")

                                 Supplement to:
         OVERTURE LIFE SPVUL, OVERTURE APPLAUSE!, OVERTURE APPLAUSE! II, OVERTURE ENCORE!, OVERTURE BRAVO!, OVERTURE VIVA!, Corporate Benefit VUL,
          OVERTURE Annuity, OVERTURE Annuity II, OVERTURE Annuity III,
       OVERTURE Annuity III-Plus, OVERTURE ACCLAIM!, and OVERTURE ACCENT!
                         Prospectuses Dated May 1, 2007
                      OVERTURE OVATION! and Protector hVUL
                         Prospectuses Dated May 1, 2008
                                 OVERTURE MEDLEY
                       Prospectus Dated September 24, 2008

                        Supplement Dated November 7, 2008

This supplement amends certain disclosure contained in the above-referenced prospectuses for the policies with the same names. Please keep this supplement together with your prospectus for future reference. Please note that some information provided below may not be applicable to you, as all underlying portfolios may not be available as subaccount investment options under your policy.

Ameritas Life Insurance Corp. ("Ameritas") has been advised that the Boards of Directors of Calvert Variable Series, Inc. and Summit Mutual Funds, Inc. (each a "Fund") have approved in principle the mergers of the following portfolios:

      -----------------------------------------------------------------------
                     Fund                                Fund
       Merging Portfolio                    Acquiring Portfolio
      -----------------------------------------------------------------------
          Calvert Variable Series, Inc.*       Summit Mutual Funds, Inc.*
      -----------------------------------------------------------------------
       Ameritas Income & Growth Portfolio   Summit Zenith Portfolio
      -----------------------------------------------------------------------
       Ameritas Index 500 Portfolio         Summit S&P 500 Index Portfolio
      -----------------------------------------------------------------------
          Summit Mutual Funds, Inc.*           Calvert Variable Series, Inc.*
      -----------------------------------------------------------------------
       Summit Bond Portfolio                Income Portfolio
      -----------------------------------------------------------------------

    * These Funds and their investment advisers are part of the UNIFI Mutual Holding Company, the ultimate parent of Ameritas.

Completion of the mergers is subject to a number of conditions, including approval by shareholders of the portfolios. If approved, the mergers are scheduled to take place on or about December 12, 2008. We will notify you if the mergers do not go forward on or about December 12, 2008.

If the mergers are approved, immediately following the mergers, we will make the following changes to the administration of the policies:
   o the subaccount that currently invests in the Summit Bond Portfolio will own shares of the Calvert Income Portfolio, and we will combine the subaccount that currently invests in the Summit Bond Portfolio into the subaccount that currently invests in the Calvert Income Portfolio;
   o any instructions that you have in effect with respect to a subaccount that invests in a Merging Portfolio will be treated as instructions with respect to the subaccount that invests in the corresponding
      Acquiring Portfolio. Such instructions would include, for example, instructions concerning allocation of premium payments or charges under your policy, and instructions for automatic transactions, such as periodic withdrawals, or portfolio rebalancing. However, you may change such instructions at any time, in the manner and subject to the terms and conditions set forth in the prospectus; and
   o all references and information contained in the prospectus related to the Merging Portfolios will be deleted. Specifically, this will apply to portfolio names and data for the Merging Portfolios found in charts under the headings PORTFOLIO COMPANY OPERATING EXPENSES and Separate Account Variable Investment Options in your prospectus, as well as the portfolio list on page 1 of each annuity prospectus.

Ameritas has also been advised that the Board of Directors of the Summit Mutual Funds, Inc. recommends, also subject to shareholder approval, that on or about December 12, 2008, the Fund will change its investment adviser to Calvert Asset Management Company, Inc. ("CAMCO") and that CAMCO will enter into sub-advisory agreements for certain portfolios of the Fund.

Therefore, if the mergers and other recommendations of the Funds' Boards of Directors are approved, the following changes will be made to your prospectus.

1.   Under PORTFOLIO COMPANY OPERATING EXPENSES (for the year ended December 31,
2007), please note the following expenses for the Acquiring Portfolios, replacing information for the Merged Portfolios:

---------------------------------------------------------------------------------------------------------------
FUND                                                       Acquired
                                                           Fund Fees     Total      Waivers     Total Expenses
Subaccount's underlying     Management   12b-1    Other      and       Portfolio     and      after Waivers and
Portfolio Name*              Fees        Fees**   Fees     Expenses      Fees     Reductions  Reductions, if any
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
 SUMMIT
---------------------------------------------------------------------------------------------------------------
  Zenith                       0.64%      -        0.23%    0.01%        0.88%      -               0.88%
---------------------------------------------------------------------------------------------------------------
  S&P 500****                  0.25%      -        0.20%    -            0.45%      0.06%(1)        0.39%
---------------------------------------------------------------------------------------------------------------
 CALVERT VARIABLE SERIES (1)
---------------------------------------------------------------------------------------------------------------
  Income                       0.70%      -        0.17%    -            0.87%      -               0.87% (2)
---------------------------------------------------------------------------------------------------------------

Summit (1) The adviser has agreed to waive its fees and/or reimburse expenses of the portfolio to the extent necessary, to limit direct operating expenses to 0.39% of the average daily net assets of the portfolio until May 1, 2009. Expenses of Acquired Funds are not included in this arrangement.
Calvert (1) Management fees for the Calvert Variable Series, Inc. Portfolios include both the investment advisory fee paid by each Portfolio to the Advisor and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor. The administrative fees (as a percentage of net assets) are 0.30% for the Income Portfolio.
Calvert (2) "Total Portfolio Fees" reflect an indirect fee and fees before waivers. Indirect fees result from a Portfolio's offset arrangement with the custodian bank whereby the custodian's fees may be paid indirectly by credits on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Net operating expenses after reductions for fees paid indirectly and fee waivers would be 0.84%.
*       Short cites are used in this list. The "Investment Options" section uses complete Portfolio names.
**      Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the
Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares.
Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for our providing shareholder support and marketing services. (The portfolios listed in this Supplement have no 12b-1 fees.)
***     Some portfolios invest in other investment companies (the
"acquired portfolios"). In these instances, portfolio shareholders indirectly bear the fees and expenses of the acquired portfolios.
****    "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500,"
and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us and Summit. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between S&P and us.

2. Under the INVESTMENT OPTIONS section of your prospectus, the list of Summit Mutual Funds, Inc., Summit Pinnacle Series is revised to reflect changes due to the portfolio mergers and changes to the investment adviser, subadvisers, portfolio type/summary of investment strategy, and underwriter, as follows:

---------------------------------------------------------------------------------------------------------------------
        FUND NAME                                                           INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                        Portfolio Type / Summary of Investment Strategy
---------------------------------------------------------------------------------------------------------------------
      Summit Mutual Funds, Inc., Summit Pinnacle Series*                   Calvert Asset Management Company, Inc.
---------------------------------------------------------------------------------------------------------------------
Summit EAFE International Index Portfolio - World Asset               Index:  MSCI EAFE Index.
Management, Inc.
---------------------------------------------------------------------------------------------------------------------
Summit Inflation Protected Plus Portfolio - Summit Investment         Inflation-adjusted income.
Partners, Inc. ("Summit")
---------------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Market Strategy Aggressive Portfolio - Summit    Target
allocation - Aggressive.
---------------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Market Strategy Conservative Portfolio -         Target allocation - Conservative.
Summit
---------------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Market Strategy Target Portfolio - Summit        Target allocation - Moderate.
---------------------------------------------------------------------------------------------------------------------
Summit Nasdaq-100 Index Portfolio - Summit                            Index:  Nasdaq-100 Index.
---------------------------------------------------------------------------------------------------------------------
Summit Natural Resources Portfolio - Summit                           Specialty.
---------------------------------------------------------------------------------------------------------------------
Summit Russell 2000 Small Cap Index Portfolio - Summit                Index:  Russell 2000 Index.
---------------------------------------------------------------------------------------------------------------------
Summit S&P 500 Index Portfolio - Summit                               Index:  S&P 500 Index.
---------------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio - Summit                        Index:  S&P MidCap 400 Index.
---------------------------------------------------------------------------------------------------------------------
Summit Zenith Portfolio                                               Long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------

* The Fund and its investment adviser are part of the UNIFI Mutual Holding Company ("UNIFI"), the ultimate parent of Ameritas. Also, Calvert Distributors, Inc., an indirect subsidiary of UNIFI, will replace Ameritas Investment Corp. as the underwriter for the Summit Mutual Funds, Inc., Summit Pinnacle Series.

Please see supplements dated September 15, 2008, provided by each of the Fund companies for more information about the portfolio mergers, and see the Fund prospectuses for information about the Acquiring Portfolios' investment objectives, restrictions and other important information. On request, we will provide you with an additional copy of a Fund prospectus or supplement. In addition, if you are invested in the subaccount currently investing in a Merged Portfolio on the record date for the merger, or in any Summit Mutual Fund, Inc. portfolio, you will be receiving the applicable proxy statements and request for voting instructions from us.

All other provisions of your policy remain as stated in your policy and prospectus, as previously amended.

  Please retain this supplement with the current prospectus for your variable policy issued by Ameritas Life Insurance Corp.

        If you do not have a current prospectus, please contact Ameritas at 1-800-745-1112.